Segment Information - Schedule of Reconciliation from Segment Adjusted Gross profit to Profit Before Income Taxes (Details) - Reconciliation from segment adjusted gross profit to profit before income taxes [Member] - BRL (R$)
R$ in Thousands
	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliation from Segment Adjusted Gross profit to Profit Before Income Taxes [Line Items]
Adjusted gross profit - Total reportable segments	R$ 1,096,032	R$ 759,358
Technology expenses	(162,462)	(112,901)
Marketing expenses	(179,367)	(154,237)
Personnel expenses	(337,634)	(260,323)
Administrative expenses	(111,090)	(63,114)
Depreciation and amortization	(118,378)	(103,692)
Other expenses	(9,874)	(11,225)
Other income	44,487	22,751
Profit before income taxes	R$ 221,714	R$ 76,617